ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Nov. 30, 2014	Aug. 31, 2014
Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities
Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities	118,363	118,363
Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities